Financial instruments - Currency risk (Details) - Currency risk - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Financial instruments
Net financial assets (liabilities)	$ 107	$ 1,250
GBP
Financial instruments
Net financial assets (liabilities)	$ 107	1,258
AUD
Financial instruments
Net financial assets (liabilities)		$ (8)